Total Net Revenue by Major Customers (Parenthetical) (Detail) (Maximum, Customer Concentration Risk, Sales Revenue)	12 Months Ended
Dec. 31, 2013
Maximum | Customer Concentration Risk | Sales Revenue
Revenue, Major Customer [Line Items]
Revenue benchmark percent	10.00%